Equity (Reclassifications from Accumulated Other Comprehensive Income (Loss) to Net Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)		¥ 4,494	¥ (5,478)	¥ 4,326
Equity in net income (losses) of affiliates		(11,273)	(5,060)	(7,782)
Tax benefit (expense)		(287,679)	(211,719)	(238,067)
Net income		650,611	561,242	¥ 398,034
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	[1]	(1,944)	884
Reclassification out of Accumulated Other Comprehensive Income | Unrealized holding gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	[1]	1,553	1,796
Equity in net income (losses) of affiliates	[1]	53	249
Pre-tax amount	[1]	1,606	2,045
Tax benefit (expense)	[1]	(524)	(767)
Net income	[1]	1,082	1,278
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in net income (losses) of affiliates	[1]	(70)	(46)
Pre-tax amount	[1]	(70)	(46)
Tax benefit (expense)	[1]	22	15
Net income	[1]	(48)	(31)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net of other income (expense)	[1]		263
Equity in net income (losses) of affiliates	[1]	(880)
Pre-tax amount	[1]	(880)	263
Tax benefit (expense)	[1]	298
Net income	[1]	(582)	263
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	[1],[2]	(3,492)	(931)
Pre-tax amount	[1]	(3,492)	(931)
Tax benefit (expense)	[1]	1,096	305
Net income	[1]	¥ (2,396)	¥ (626)

[1]	Amounts in parentheses indicate decreased effects on net income.
[2]	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost. See Note 17 "Employees' retirement benefits" for additional details.